Offerings	Jul. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) warrants to purchase common stock and/or preferred stock, and (d) units consisting of some or all of these securities, as may be sold from time to time by the Registrant.The aggregate maximum offering price of all securities issued or issuable by the Registrant that are registered pursuant to the Registration Statement shall not exceed $2,000,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction 2.A.iii.b of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) warrants to purchase common stock and/or preferred stock, and (d) units consisting of some or all of these securities, as may be sold from time to time by the Registrant.The aggregate maximum offering price of all securities issued or issuable by the Registrant that are registered pursuant to the Registration Statement shall not exceed $2,000,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction 2.A.iii.b of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) warrants to purchase common stock and/or preferred stock, and (d) units consisting of some or all of these securities, as may be sold from time to time by the Registrant.The aggregate maximum offering price of all securities issued or issuable by the Registrant that are registered pursuant to the Registration Statement shall not exceed $2,000,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction 2.A.iii.b of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) warrants to purchase common stock and/or preferred stock, and (d) units consisting of some or all of these securities, as may be sold from time to time by the Registrant.The aggregate maximum offering price of all securities issued or issuable by the Registrant that are registered pursuant to the Registration Statement shall not exceed $2,000,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction 2.A.iii.b of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) warrants to purchase common stock and/or preferred stock, and (d) units consisting of some or all of these securities, as may be sold from time to time by the Registrant.The aggregate maximum offering price of all securities issued or issuable by the Registrant that are registered pursuant to the Registration Statement shall not exceed $2,000,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction 2.A.iii.b of Form S-3 under the Securities Act.